Share-based compensation - Summary of Restricted Share Units Plan (Detail) - Restricted share unit plan [member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year		1,559,563	1,290,042
Granted		859,920	713,910
Vested	[1]	(848,812)	(363,484)
Forfeited		(153,519)	(80,905)
Outstanding, end of year		1,417,152	1,559,563

[1]	Vested RSUs in 2025 and 2024 were settled in shares.